4. Income taxes (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2011 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY	Dec. 31, 2011 ZHEJIANG JIAHUAN CNY
Income before income taxes	$ (157)	$ 13	$ (1,204)	7,961	933	47,309	2,327	1,535	(5,044)
Computed tax using respective companies’ statutory tax rates	(49)	31	(263)	1,194	140	7,096	582	384	(1,261)
Change in valuation allowances	124	166	33
Under(over) -provision for income tax in prior years	0	0	(10)	(122)	1,358	512
Temporary differences				(445)
Tax effect on revenue not subject to tax				(242)	(56)	(652)	(20,983)	(20,291)	(1,964)
Non deductible expenses	(2)	(55)	177	2,279	992	963	20,455	19,907	2,078
Others							(35)		867
Total provision for income tax at effective tax rate	$ 73	$ 142	$ (63)	2,664	2,434	7,919	19		(280)